Analysis by Operating Segment and Geographic Area - Analysis of Operating Revenues by Location of Customers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [Line Items]
Operating revenues	$ 1,320.0	$ 1,195.5	$ 2,100.9
Operating revenues, percentage	100.00%	100.00%	100.00%
North America [Member]
Disclosure of geographical areas [Line Items]
Operating revenues	$ 353.3	$ 356.9	$ 528.4
Operating revenues, percentage	26.80%	29.90%	25.20%
Central and South Americas [Member]
Disclosure of geographical areas [Line Items]
Operating revenues	$ 331.1	$ 170.2	$ 232.9
Operating revenues, percentage	25.10%	14.20%	11.10%
Europe, Africa and Middle East [Member]
Disclosure of geographical areas [Line Items]
Operating revenues	$ 424.2	$ 481.7	$ 875.6
Operating revenues, percentage	32.10%	40.30%	41.70%
Asia Pacific [Member]
Disclosure of geographical areas [Line Items]
Operating revenues	$ 211.4	$ 186.7	$ 464.0
Operating revenues, percentage	16.00%	15.60%	22.00%